Balance Sheets - USD ($)	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
CURRENT ASSETS
Cash	$ 70	$ 2,573
TOTAL CURRENT ASSETS	70	2,573	0
LONG TERM ASSETS
Investment in mineral property	66,000	51,000
TOTAL ASSETS	66,070	53,573	0
CURRENT LIABILITIES
Accounts payable and accrued interest	144,435	120,750	110,204
Due to related parties	20,750	17,500	24,590
Promissory notes payable	121,500	141,500	21,500
Derivative liability	1,127,211	1,600,752
Convertible notes payable (net of unamortized discounts of $326,590 and $0 respectively, and net of deferred charges of $123,586 and $0 respectively)	345,337	73,949	116,000
Total Current Liabilities	1,759,233	1,954,451	272,294
TOTAL LIABILITIES	1,759,233	1,954,451	272,294
STOCKHOLDERS' DEFICIT
Preferred stock 1,000,000 shares authorized, at $0.001 par value; Issued and outstanding 1,000,000 as of January 31, 2017, and nil as of July 31, 2016	1,000
Common stock 500,000,000 shares authorized, at $0.001 par value; 103,096,935 and 676,575 shares issued and outstanding as of July 31, 2016 and July 31, 2015	156,844	103,097	677
Additional paid in capital	48,569,353	24,432,977	378,189
Accumulated deficit	(50,420,360)	(26,436,952)	(651,160)
Total Stockholders' Deficiency	(1,693,163)	(1,900,878)	(272,294)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 66,070	$ 53,573	$ 0